Quarterly Financial Information (Schedule of Quarterly Financial Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Interest income	$ 9,802	$ 9,491	$ 9,102	$ 9,023	$ 8,766	$ 8,474	$ 8,401	$ 8,313	$ 37,418	$ 33,954
Interest and Dividend Income, Operating	9,802	9,491	9,102	9,023	8,766	8,474	8,401	8,313	37,418	33,954
Interest expense	1,914	1,859	1,797	1,736	1,703	1,603	1,599	1,624	7,306	6,529
Net interest income	7,888	7,632	7,305	7,287	7,063	6,871	6,802	6,689	30,112	27,425
Provision for loan losses	850	550	550	600	800	600	300	650	2,550	2,350
Net interest income after provision for loan losses	7,038	7,082	6,755	6,687	6,263	6,271	6,502	6,039	27,562	25,075
Noninterest income	1,660	1,853	1,640	1,526	1,471	1,650	1,658	1,825	6,679	6,604
Noninterest expense	6,045	6,241	6,144	6,258	5,862	5,935	6,074	6,126	24,688	23,997
Income before provision for income taxes	2,653	2,694	2,251	1,955	1,872	1,986	2,086	1,738	9,553	7,682
Provision for income taxes	952	808	723	662	606	684	739	538
Net income	1,701	1,886	1,528	1,293	1,266	1,302	1,347	1,200	6,408	5,115
Preferred stock dividends and discount accretion						119	465	404		988
Income available to common shareholders	1,701	1,886	1,528	1,293	1,266	1,183	882	796	6,408	4,127
Net income per common share - Basic	$ 0.21	$ 0.24	$ 0.20	$ 0.17	$ 0.17	$ 0.15	$ 0.12	$ 0.11	$ 0.82	$ 0.55
Net income per common share - Diluted	$ 0.20	$ 0.24	$ 0.20	$ 0.17	$ 0.17	$ 0.15	$ 0.11	$ 0.10	$ 0.81	$ 0.53
Parent Company Only [Member]
Interest income									748	761
Interest and Dividend Income, Operating									748	761
Interest expense									281	287
Net interest income									467	474
Provision for income taxes									209	116
Net income									6,408	5,115
Preferred stock dividends and discount accretion										988
Income available to common shareholders									$ 6,408	$ 4,127